CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	As Previously Reported	Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock As Previously Reported	Redeemable Convertible Preferred Stock Revision of Prior Period, Adjustment	Common Stock	Common Stock As Previously Reported	Common Stock Revision of Prior Period, Adjustment	Treasury Stock	Treasury Stock As Previously Reported	Treasury Stock Revision of Prior Period, Adjustment	Additional Paid-In Capital	Additional Paid-In Capital As Previously Reported	Additional Paid-In Capital Revision of Prior Period, Adjustment	Accumulated Deficit	Accumulated Deficit As Previously Reported	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss As Previously Reported
Temporary equity, beginning balance at Dec. 31, 2021			$ 16,689	$ 16,689
Temporary equity, beginning balance, shares at Dec. 31, 2021			6,719,641	20,370,377	(13,650,736)
Beginning balance at Dec. 31, 2021	$ 11,160	$ 11,160				$ 1	$ 532	$ (531)		$ (933)	$ 933	$ 53,577	$ 53,979	$ (402)	$ (42,134)	$ (42,134)	$ (284)	$ (284)
Beginning balance, shares at Dec. 31, 2021						11,951,137	53,175,028	(41,223,891)		(811,156)	811,156
Accretion of redeemable convertible preferred stock to redemption value			$ 1,189
Accretion of redeemable convertible preferred stock to redemption value	(1,189)											(1,189)
Foreign currency translation adjustment, net of tax	173																173
Net income	$ 21,080														21,080
Temporary equity, ending balance at Dec. 31, 2022			$ 17,878	$ 17,878
Temporary equity, ending balance, shares at Dec. 31, 2022	6,719,641		6,719,641	20,370,377	(13,650,736)
Ending balance at Dec. 31, 2022	$ 31,224	31,224				$ 1	$ 532	$ (531)		$ (933)	$ 933	52,388	52,790	(402)	(21,054)	(21,054)	(111)	(111)
Ending balance, shares at Dec. 31, 2022						11,951,137	53,175,028	(41,223,891)		(811,156)	811,156
Accretion of redeemable convertible preferred stock to redemption value			$ 314
Accretion of redeemable convertible preferred stock to redemption value	(314)											(314)
Net income	5,701														5,701
Temporary equity, ending balance at Mar. 31, 2023			$ 6,719,641
Temporary equity, ending balance, shares at Mar. 31, 2023			18,192
Ending balance at Mar. 31, 2023	$ 36,611					$ 1			$ 0			52,074			(15,353)		(111)
Ending balance, shares at Mar. 31, 2023						11,951,137			0
Temporary equity, beginning balance at Dec. 31, 2022			$ 17,878	$ 17,878
Temporary equity, beginning balance, shares at Dec. 31, 2022	6,719,641		6,719,641	20,370,377	(13,650,736)
Beginning balance at Dec. 31, 2022	$ 31,224	31,224				$ 1	$ 532	$ (531)		$ (933)	$ 933	52,388	52,790	$ (402)	(21,054)	(21,054)	(111)	(111)
Beginning balance, shares at Dec. 31, 2022						11,951,137	53,175,028	(41,223,891)		(811,156)	811,156
Accretion of redeemable convertible preferred stock to redemption value			$ 314
Accretion of redeemable convertible preferred stock to redemption value	$ (314)											(314)
Net exercise of stock options by DTIH stockholder, shares	132,375					36,163
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock			$ (18,192)
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock, shares			(6,719,641)
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock	$ 7,193					$ 1						7,192
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock, shares						6,719,641
Issuance of DTIC Common Stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements	10,805											10,805
Issuance of DTIC Common Stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements, shares						2,042,181
Merger, net of redemptions and transaction costs	(8,838)					$ 1						(8,839)
Merger, net of redemptions and transaction costs, shares						5,711,721
Issuance of DTIC Common Stock in connection with the consummation of the PIPE Financing	30,000											30,000
Issuance of DTIC Common Stock in connection with the consummation of the PIPE Financing, shares						2,970,296
Stock-based compensation	3,986											3,986
Stock-based compensation						337,429
Foreign currency translation adjustment, net of tax	(114)																(114)
Net income	$ 14,748														14,748
Temporary equity, ending balance, shares at Dec. 31, 2023	0
Ending balance at Dec. 31, 2023	$ 88,690	$ 88,690				$ 3						95,218	$ 95,218		(6,306)	$ (6,306)	(225)	$ (225)
Ending balance, shares at Dec. 31, 2023						29,768,568	29,768,568
Stock-based compensation	208											208
Foreign currency translation adjustment, net of tax	(511)																(511)
Net income	3,126														3,126
Ending balance at Mar. 31, 2024	$ 91,513											$ 95,426			$ (3,180)		$ (736)
Ending balance, shares at Mar. 31, 2024						29,768,568